General Information (Details 4) $ in Thousands	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 16, 2016 CLP ($)	Dec. 16, 2016 CLF ( )	Jan. 02, 2016 CLP ($)	Dec. 23, 2013 CLP ($)
Goodwill	$ 94,617,474	$ 96,926,551			$ 99,490,372
Amount paid			$ 0	545,000		$ 11,254,656
CCU Inversiones II Limitada [Member]
Cash and cash equivalents	462,873
Trade and other current receivables	9,813
Inventories	19,552
Total current assets	492,238
Intangible assets other than goodwill	259,712
Property, plant and equipment (net)	79,126
Total non-current assets	338,838
Total Assets	831,076
Trade and other current payables	7,063
Total current liabilities	7,063
Deferred tax liabilities	25,948
Total non-current liabilities	25,948
Total liabilities	33,011
Total Shareholders' Equity	798,065
Non-controlling interests	391,052
Net identifiable assets acquired	407,013
Goodwill	234,476
Amount paid	$ 641,489